Business segment information - Summary of components of other significant items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	¥ (64,194)	¥ (7,865)	¥ 10,557
Depreciation and amortization:
Depreciation and amortization	1,180,655	1,125,588	1,117,292
Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	(55,498)	(2,182)	13,087
Depreciation and amortization:
Depreciation and amortization	1,168,363	1,117,447	1,103,153
Corporate and elimination [member]
Depreciation and amortization:
Depreciation and amortization	12,292	8,141	14,139
Game & Network Services [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	871	823	922
Depreciation and amortization:
Depreciation and amortization	147,476	141,470	123,065
Music [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	12,165	10,264	8,550
Depreciation and amortization:
Depreciation and amortization	130,903	106,089	84,576
Pictures [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	(180)	(667)	(235)
Depreciation and amortization:
Depreciation and amortization	517,823	491,713	541,106
Entertainment, Technology & Services [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	1,310	1,389	777
Depreciation and amortization:
Depreciation and amortization	103,077	99,984	101,676
Imaging & Sensing Solutions [member] | Operating segments [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	(81)	(1,318)	(4,023)
Depreciation and amortization:
Depreciation and amortization	265,138	273,026	247,900
All Other [member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	(69,583)	(12,673)	7,096
Depreciation and amortization:
Depreciation and amortization	3,946	5,165	4,830
Elimination [Member]
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments accounted for using the equity method	¥ (8,696)	¥ (5,683)	¥ (2,530)